Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and Other Current Assets
Deposits	¥ 5,792	¥ 5,758
Prepayments of IT services	1,318	907
Prepayments of procurement costs	8,061	32,842
Others	988	3,105
Total	¥ 16,159	¥ 42,612